WESTWOOD BROADMARK TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 72.1%	Shares	Value
Invesco QQQ Trust Series 1	41,789	$ 25,987,325
Invesco S&P 500® Equal Weight ETF	45,032	8,919,939
iShares MSCI Eurozone ETF	136,310	9,086,425
State Street Energy Select Sector SPDR ETF	184,710	9,429,445
State Street Industrial Select Sector SPDR ETF	55,484	9,179,273
State Street SPDR S&P 500® ETF Trust	50,875	35,203,974
State Street SPDR S&P Metals & Mining ETF	83,812	9,950,161
State Street Utilities Select Sector SPDR ETF	250,922	10,852,376
VanEck Gold Miners ETF	88,297	8,317,577
Total Exchange-Traded Funds (Cost $110,052,797)		$ 126,926,495

MONEY MARKET FUNDS - 20.2%	Shares	Value
First American Government Obligations Fund - Class U, 3.63% (a) (Cost $35,536,162)	35,536,162	$ 35,536,162

Investments at Value - 92.3% (Cost $145,588,959)		$ 162,462,657

Other Assets in Excess of Liabilities - 7.7%		13,640,393

Net Assets - 100.0%		$ 176,103,050

(a)	The rate shown is the 7-day effective yield as of January 31, 2026.